UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 1999

Check here if Amendment [  ];  Amendment Number:

This Amendment (Check only one):  [  ] is a restatement.
					[X] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:	Marque Millennium Capital Management, Ltd.
Address:	126 East 56th Street
		15th Floor
		New York, NY 10022

13F File Number:  28-6914

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing This Report on Behalf of Reporting Manager:

Name:		Wilfred J. Meckel II
Title:		Senior Managing Director
Phone:		(212) 759-6800
Signature, Place, and Date of Signing:

Wilfred J. Meckel II, New York, New York, March 21, 2000.

Report Type (Check only one):

[x ]	13F HOLDINGS REPORT.

[  ] 	13F NOTICE

[  ] 	13F COMBINATION REPORT

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:

[PAGE]
FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  68

Form 13F Information Table Value Total:

List of Other Included Managers:

No.13F File Number		Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3COM CORPORATION               COM              885535104     4470    95100 SH       SOLE                    39500             55600
ACE Limited                    COM              g0070k103     2214   132700 SH       SOLE                    46200             86500
Abbott Labs                    COM              002824100     3068    84500 SH       SOLE                    34600             49900
Adaptec Corporation            COM              00651F108      599    12000 SH       SOLE                    12000
Aetna Corporation              COM              008117103     3184    57050 SH       SOLE                    28900             28150
Air Products                   COM              009158106     2907    86600 SH       SOLE                    49900             36700
Allstate Corporation           COM              020002101     2676   111200 SH       SOLE                    42400             68800
America Online                 COM              02364j104     2428    32000 SH       SOLE                    16000             16000
American Home Products         COM              026609107     2877    73300 SH       SOLE                    31800             41500
American Telephone & Telegraph COM              001957109     3681    72450 SH       SOLE                    23700             48750
Amgen Inc.                     COM              031162100     7772   129400 SH       SOLE                    61800             67600
Analog Devices Inc.            COM              032654105     5589    60100 SH       SOLE                    25800             34300
Bank of America Corp.          COM              060505104     2163    43100 SH       SOLE                    15900             27200
Becton Dickinson               COM              075887109     2090    77600 SH       SOLE                    29400             48200
Bell Atlantic Corp.            COM              077853109     2943    47800 SH       SOLE                    16600             31200
CBS Corporation                COM              12490k107     5313    83100 SH       SOLE                    27500             55600
Cendant Corp.                  COM              151313103     6829   257100 SH       SOLE                   120000            137100
Ceridian                       COM              15677t106     2217   102800 SH       SOLE                    48600             54200
Chase Manhattan Bank           COM              16161A108     4700    60500 SH       SOLE                    22700             37800
Cisco Systems                  COM              17275R102     2464    23000 SH       SOLE                     5000             18000
Citigroup Inc.                 COM              172967101     5498    98725 SH       SOLE                    43250             55475
Con Agra                       COM              205887102     2727   120200 SH       SOLE                    42400             77800
Continental Airlines B         COM              210795308     2443    55050 SH       SOLE                    31200             23850
Dana Corporation               COM              235811106     1641    54800 SH       SOLE                    26300             28500
EMC Corporation                COM              268648102     3234    29600 SH       SOLE                    14600             15000
Eastman Kodak                  COM              277461109     2955    44600 SH       SOLE                    14700             29900
Exxon Mobile Corp.             COM              30231G102     3899    48400 SH       SOLE                    19800             28600
Federal Home Loan Mort.        COM              313400301     3958    84100 SH       SOLE                    36200             47900
Federal Mogul                  COM              313549107     2735   135900 SH       SOLE                    32100            103800
Federal National Mortgage      COM              313586109     4376    70089 SH       SOLE                    24800             45289
General Electric               COM              369604103      693     4480 SH       SOLE                     3000              1480
General Motors                 COM              370442105     2448    33678 SH       SOLE                    14500             19178
Genzyme General Corp.          COM              372917104     2826    62800 SH       SOLE                    43300             19500
Guidant Corporation            COM              401698105      893    19000 SH       SOLE                                      19000
Home Depot                     COM              437076102     4249    61800 SH       SOLE                     7950             53850
Honeywell Int'l Inc.           COM              438516106     3369    58400 SH       SOLE                    24000             34400
Humana                         COM              444859102     2056   251100 SH       SOLE                   157600             93500
Ingersoll Rand Co.             COM              456866102     3238    58800 SH       SOLE                    20900             37900
International Business Machine COM              459200101     1295    12000 SH       SOLE                     4000              8000
Johnson & Johnson              COM              478160104     4262    45700 SH       SOLE                    17400             28300
K Mart Corp.                   COM              482584109     3492   347000 SH       SOLE                   121500            225500
Lucent Technologies            COM              549463107     4298    57300 SH       SOLE                    22900             34400
MBIA                           COM              55262C100     2208    41800 SH       SOLE                    22500             19300
Maytag Corporation             COM              578592107     3466    72200 SH       SOLE                    25600             46600
Mellon Financial Corp.         COM              58551A108     1090    32000 SH       SOLE                     7000             25000
Merck Corporation              COM              589331107     1357    20200 SH       SOLE                     4200             16000
Mylan Laboratories             COM              628530107     4635   184000 SH       SOLE                    65400            118600
Office Depot Inc.              COM              676220106     3452   313800 SH       SOLE                    99800            214000
Oncor, Inc.                    COM              682311105        0    10000 SH       SOLE                    10000
Pacificare Health Sys Inc.     COM              695112102     3313    62500 SH       SOLE                    26000             36500
Pitney Bowes Inc.              COM              724479100     2667    55200 SH       SOLE                    21200             34000
Providian Financial            COM              74406a102     3834    42100 SH       SOLE                    18200             23900
Ralston Purina                 COM              751277302     2835   101700 SH       SOLE                    35900             65800
Staples Inc.                   COM              855030102     2125   102400 SH       SOLE                    37100             65300
Sterling Commerce Inc.         COM              859205106     3533   103900 SH       SOLE                    33800             70100
Sun Microsystems               COM              866810104     1084    14000 SH       SOLE                    14000
TJX Companies                  COM              872540109     2316   113300 SH       SOLE                    39400             73900
Tandy Corporation              COM              875382103     3433    69800 SH       SOLE                    26900             42900
Time Warner                    COM              887315109     1519    21000 SH       SOLE                    11000             10000
Travelers Property             COM              893939108     1997    58300 SH       SOLE                    30600             27700
Triton Energy A                COM              G90751101      301    14600 SH       SOLE                    12100              2500
Tyco International Ltd.        COM              902124106     7508   192500 SH       SOLE                    72000            120500
UAL Corporation                COM              902549500     3081    39725 SH       SOLE                    17700             22025
Unisys Corporation             COM              909214108     2363    74000 SH       SOLE                    33300             40700
United Healthcare              COM              910581107     2011    37850 SH       SOLE                    18000             19850
Washington Mutual              COM              939322103     2017    77950 SH       SOLE                    29150             48800
Wellpoint Health Network       COM              94973H108     5024    76200 SH       SOLE                    35100             41100
XL Capital Ltd.                COM              G98255105     3310    63800 SH       SOLE                    19700             44100